Long-Term Trade And Unbilled Receivables	12 Months Ended
Dec. 31, 2020
Billed and Unbilled Contract Claims Subject to Uncertainty [Abstract]
Long-Term Trade And Unbilled Receivables	LONG-TERM TRADE AND UNBILLED RECEIVABLES AND CONTRACT ASSETS
The following table presents the components of long-term trade and unbilled receivables and contract assets as of December 31, 2020 and 2019.

	December 31,
	2020	2019
Trade and unbilled receivables	$178,484	$128,481
Contract assets (*)	133,613	130,669
	$312,097	$259,150

The majority of the long-term contract assets are expected to be billed and collected during the years 2022 - 2026. Long-term trade receivables and contract assets are mainly related to contracts with the IMOD.

(*) See Note 3.